Net Income Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Entity Information [Line Items]
Net Income Per Share

16.          Earnings Per Share

In April 2019, the Company completed the Reorganization Transactions and the IPO, which, among other things, resulted in the Corporation becoming the successor of TWM LLC for financial reporting purposes. As a result, earnings per share information for the pre-IPO period is not comparable to earnings per share information for the post-IPO period.  Thus, earnings per share information is being presented separately for the pre-IPO and post-IPO periods.

The following tables summarize the basic and diluted earnings per share calculations for Tradeweb Markets LLC (pre-IPO period) and Tradeweb Markets Inc. (post-IPO period):

	Successor		Predecessor
	Three Months	Six Months	Three Months	Six Months
	Ended	Ended	Ended	Ended
	June 30, 2019	June 30, 2019	June 30, 2018	June 30, 2018
EPS: Pre-IPO net income attributable to Tradeweb Markets LLC(1)	(in thousands, except share and per share amounts)
Numerator:
Pre-IPO net income attributable to Tradeweb Markets LLC		$42,352	38,897	84,205

Denominator:
Weighted average LLC Interests outstanding - Basic		222,222,197	213,435,314	213,435,314
Dilutive effect of equity-settled PRSUs		1,098,260	—	—
Weighted average LLC Interests outstanding - Diluted		223,320,457	213,435,314	213,435,314

Earnings per share - Basic		$0.19	$0.18	$0.39
Earnings per share - Diluted		$0.19	$0.18	$0.39

EPS: Post-IPO net income attributable to Tradeweb Markets Inc.
Numerator:
Post-IPO net income attributable to Tradeweb Markets Inc.	$12,828	$12,828

Denominator:
Weighted average shares of Class A and Class B common stock outstanding - Basic	142,933,192	142,933,192
Dilutive effect of equity-settled PRSUs	2,214,480	2,214,480
Dilutive effect of options	5,699,511	5,699,511
Weighted average shares of Class A and Class B common stock outstanding - Diluted	150,847,183	150,847,183

Earnings per share - Basic	$0.09	$0.09
Earnings per share - Diluted	$0.09	$0.09
(1)

Earnings per share and weighted average shares outstanding for the pre-IPO periods have been computed to give effect to the Reorganization Transactions, including the amendment and restatement of the TWM LLC Agreement to, among other things, (i) provide for LLC Interests and (ii) exchange all of the original members’ existing membership interests for LLC interests.

For the three and six months ended June 30, 2019, there were approximately 340 shares that were anti-dilutive and thus excluded from the computation of diluted earnings per share. For the three and six months ended June 30, 2018, there were approximately 8,045,000 and 6,789,000 shares, respectively, that were anti-dilutive and thus excluded from the computation of diluted earnings per share.

LLC Interests held by the Continuing LLC Owners are redeemable, at the election of such holders, for shares of Class A or Class B common stock of Tradeweb Markets Inc. After evaluating the potential dilutive effect under the if-converted method, the 79,289,005 LLC Interests for the assumed exchange of non-controlling interests were determined to be anti-dilutive and thus were excluded from the computation of diluted earnings per share for the post-IPO periods.

Shares of Class C and Class D common stock do not have economic rights in Tradeweb Markets Inc. and, therefore, are not participating securities for purposes of the computation of earnings per share.

Tradeweb Markets LLC
Entity Information [Line Items]
Net Income Per Share

18.         Net Income Per Share

On April 4, 2019, the LLC Agreement was amended and restated to, among other things, (i) provide for LLC Interests and (ii) exchange all of the existing membership interests of the Company’s existing equityholders for LLC Interests.  For purposes of calculating net income per share on the consolidated statements of income, the number of outstanding shares has been adjusted retroactively for all periods presented to reflect the above-mentioned amendment and resulting Recapitalization. The following table sets forth the computation of basic and diluted net income per share:

	Successor	Predecessor	Predecessor	Predecessor
	October 1,	January 1,	Year	Year
	2018 to	2018 to	Ended	Ended
	December 31, 2018	September 30, 2018	December 31, 2017	December 31, 2016
Net Income (in thousands)	$29,307	$130,160	$83,648	$93,161

Basic Weighted Average Shares Outstanding	222,221,628	215,365,920	212,568,635	210,979,704
Dilutive Effect of Conversion to Equity Settled PRSU	22,223	—	—	—
Diluted Weighted Average Shares Outstanding	222,243,851	215,365,920	212,568,635	210,979,704

Basic Net Income Per Share	$0.13	$0.60	$0.39	$0.44

Diluted Net Income Per Share	$0.13	$0.60	$0.39	$0.44

Shares from the convertible term note payable totaling 894,464 and 2,548,668 for the years ended December 31, 2017 and 2016, respectively, and shares from the contingent consideration payable totaling 5,444,566 for January 1, 2018 to September 30, 2018 were excluded from the computation of diluted net income per share because their effect would have been anti-dilutive.

Net income per share are the same for all classes of the Company’s shares since each class of share equally participates in the earnings of the Company.